CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Trade accounts and notes receivable, allowance for doubtful accounts	$ 158	¥ 13,004	¥ 11,856
Common stock, no par value	$ 0	¥ 0	¥ 0
Common stock, authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, issued	3,447,997,492	3,447,997,492	3,447,997,492
Treasury stock, shares	281,187,739	281,187,739	312,298,805